CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 512,109	$ 982,323	$ 724,558
Accounts receivable	13,668	8,954
Prepaid expenses and other current assets	60,255	26,958	10,037
Total current assets	586,032	1,018,235	734,595
Unproven oil and gas properties	26,288,027	26,130,404
Total assets	26,874,059	27,148,639	734,595
Current liabilities
Accounts payable	58,274	58,421	8,018
Accrued liabilities	16,650
Total current liabilities	74,924	58,421	8,018
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock: $0.01 par value; 1,000,000 shares authorized, no shares issued and outstanding at June 30, 2012, March 31, 2012, and March 31, 2011, respectively
Common stock: $0.001 par value; 100,000,000 shares authorized, 20,294,631, 11,424,631 and 8,449,846 shares issued and outstanding at June 30, 2012, March 31, 2012, and March 31, 2011, respectively	20,295	11,425	8,450
Common stock issuable: 0, 8,870,000 and 0 shares at June 30, 2012, March 31, 2012, and March 31 2011, respectively		8,870
Additional paid-in capital	30,737,442	30,691,861	3,805,843
Deficit accumulated during the exploration stage	(3,958,602)	(3,621,938)	(3,087,716)
Total stockholders' equity	26,799,135	27,090,218	726,577
Total liabilities and stockholders' equity	$ 26,874,059	$ 27,148,639	$ 734,595